Label	Element	Value
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Venerable US Large Cap Strategic Equity Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Venerable US Large Cap Strategic Equity Fund (the "Fund") seeks to provide long term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 06, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	57.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. The Fund defines large capitalization companies as those companies included in the Russell 1000 Index, a widely-recognized benchmark that measures the performance of the approximately 1,000 largest U.S. stocks, or with market capitalization within the capitalization range of the Russell 1000 Index, at time of purchase. Equity securities in which the Fund invests include common stocks and preferred stocks. As a substitute for equities, the Fund also invests in derivatives that are equity equivalent securities or instruments whose values are based on common stocks (i.e., convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps). The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Venerable US Large Cap Strategic Equity Fund – Class V
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 10.38% 2nd quarter 2025 Worst Quarter: -3.81% 1st quarter 2025

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.38%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.81%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns to those of a broad-based securities market index.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Large Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | REITs Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 918
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,255
Venerable US Large Cap Strategic Equity Fund | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.14%
Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.54%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 2024
Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	16.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.43%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 2024

[1]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares and 0.75% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.